Property and equipment, net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	$ 16,804,617	$ 8,593,697
Less: accumulated depreciation	(4,480,492)	(1,997,016)
Server development in progress	0	7,425,559
Property, Plant and Equipment, Net	12,324,125	14,022,240
Impaired or pledged property and equipment	0	0
Depreciation	2,685,034	922,770	$ 415,838
Server hardware
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	16,696,081	8,479,493
Vehicles
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	$ 108,536	$ 114,204